UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                 (Name and address of agent for service)

                                 101 Federal Street
                                Boston, MA 02110
                    (Address of principal executive offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-262-9565

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2009

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

                       Strategic Growth Fund (unaudited)
                            SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

                                                                          Value
 Shares                                                                   (000)
-------                                                                  -------
COMMON STOCK - 99.1%
CONSUMER DISCRETIONARY - 16.0%
 17,300   Apollo Group, Cl A *                                           $ 1,275
 32,500   Bed Bath & Beyond *                                              1,220
 31,383   Best Buy                                                         1,178
 48,600   GameStop, Cl A *                                                 1,286
 21,900   McDonald's                                                       1,250
  7,800   priceline.com *                                                  1,293
 31,900   TJX                                                              1,185
 37,500   Yum! Brands                                                      1,266
                                                                         -------
                                                                           9,953
                                                                         -------
CONSUMER STAPLES - 5.7%
 31,713   CVS                                                              1,134
 18,900   General Mills                                                    1,217
 24,400   Philip Morris International                                      1,189
                                                                         -------
                                                                           3,540
                                                                         -------
ENERGY - 10.4%
 28,000   National Oilwell Varco *                                         1,208
 17,600   Occidental Petroleum                                             1,380
 30,100   Southwestern Energy *                                            1,285
 38,500   Suncor Energy                                                    1,330
 14,921   Transocean *                                                     1,276
                                                                         -------
                                                                           6,479
                                                                         -------
FINANCIALS - 10.1%
 24,400   ACE                                                              1,305
  6,900   Goldman Sachs Group                                              1,272
 30,600   Lazard, Cl A                                                     1,264
 53,100   Nasdaq Stock Market *                                            1,118
 25,100   State Street                                                     1,320
                                                                         -------
                                                                           6,279
                                                                         -------
HEALTH CARE - 13.5%
 19,600   Amgen *                                                          1,180
 20,500   Baxter International                                             1,169
 17,400   Becton Dickinson                                                 1,214
 18,000   Express Scripts, Cl A *                                          1,396
 25,500   Gilead Sciences *                                                1,188
 20,800   Quest Diagnostics                                                1,085
 26,900   Thermo Fisher Scientific *                                       1,175
                                                                         -------
                                                                           8,407
                                                                         -------
INDUSTRIALS - 17.6%
  8,200   First Solar *                                                    1,253
 45,500   Iron Mountain *                                                  1,213
 24,300   ITT                                                              1,267
 14,800   Lockheed Martin                                                  1,156
 23,000   Stericycle *                                                     1,114
 35,700   Tyco International                                               1,231

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                       Strategic Growth Fund (unaudited)
                            SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

                                                                          Value
 Shares                                                                   (000)
-------                                                                  -------
INDUSTRIALS - (CONTINUED)
 18,900   Union Pacific                                                  $ 1,103
 21,200   United Technologies                                              1,292
 14,500   W.W. Grainger                                                    1,296
                                                                         -------
                                                                          10,925
                                                                         -------
INFORMATION TECHNOLOGY - 24.0%
 40,800   Broadcom, Cl A *                                                 1,252
  2,700   Google, Cl A *                                                   1,339
 30,100   Hewlett-Packard                                                  1,421
 10,000   International Business Machines                                  1,196
 66,900   MEMC Electronic Materials *                                      1,113
 53,500   Oracle                                                           1,115
 28,300   Qualcomm                                                         1,273
 43,800   Red Hat *                                                        1,211
 75,600   Symantec *                                                       1,245
 48,200   Texas Instruments                                                1,142
 37,600   Western Digital *                                                1,373
 63,293   Western Union                                                    1,197
                                                                         -------
                                                                          14,877
                                                                         -------
MATERIALS - 1.8%
 14,500   Monsanto                                                         1,122
                                                                         -------
TOTAL COMMON STOCK (Cost $57,257)                                         61,582
                                                                         -------
CASH EQUIVALENTS (A) - 0.9%
279,101   Dreyfus Cash Management Fund, Institutional Shares, 0.227%         279
279,101   Fidelity Institutional Money Market Portfolio, Institutional
          Shares, 0.414%                                                     279
                                                                         -------
TOTAL CASH EQUIVALENTS (Cost $558)                                           558
                                                                         -------
TOTAL INVESTMENTS (Cost $57,815) + - (100.0%)                            $62,140
                                                                         =======

Percentages are based on Net Assets of $62,118 ($ Thousands).

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2009.

CL   CLASS

COST FIGURES ARE SHOWN IN THOUSANDS.

+ AT SEPTEMBER 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $58,968 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,399 ($ THOUSANDS) AND $(4,227) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-1300

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                     Large Cap Core Equity Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

                                                                     Value
  Shares                                                             (000)
-----------                                                    ----------------
COMMON STOCK - 97.7%
CONSUMER DISCRETIONARY - 9.0%
      4,500   Apollo Group, Cl A *                             $            332
      6,060   Bed Bath & Beyond *(A)                                        228
      6,910   Best Buy (A)                                                  259
      6,200   Carnival                                                      206
      6,280   Coach                                                         207
     14,580   Expedia *                                                     349
     11,000   GameStop, Cl A *                                              291
      7,000   International Game Technology                                 150
      5,430   Johnson Controls                                              139
      5,400   Kohl's *                                                      308
     12,060   Lowe's                                                        253
      5,200   Nike, Cl B (A)                                                336
     11,500   Staples                                                       267
      5,511   Time Warner Cable, Cl A (A)                                   238
      9,186   Time Warner                                                   264
      3,400   VF                                                            246
      9,700   Viacom, Cl B *                                                272
      7,900   Yum! Brands                                                   267
                                                               ----------------
                                                                          4,612
                                                               ----------------
CONSUMER STAPLES - 10.0%
     11,900   Altria Group                                                  212
     15,800   Archer Daniels Midland                                        462
     17,760   CVS                                                           635
      6,300   Kimberly-Clark                                                372
     12,280   PepsiCo                                                       720
      7,650   Philip Morris International                                   373
     11,320   Procter & Gamble                                              656
     11,720   SYSCO (A)                                                     291
     20,650   Tyson Foods, Cl A (A)                                         261
     10,530   Walgreen                                                      394
     15,200   Wal-Mart Stores                                               746
                                                               ----------------
                                                                          5,122
                                                               ----------------
ENERGY - 11.7%
      5,554   Anadarko Petroleum                                            348
      4,578   Apache                                                        420
     12,150   Chesapeake Energy                                             345
     14,390   Chevron                                                     1,014
      5,800   Consol Energy                                                 262
      6,980   Devon Energy                                                  470
      7,400   Exxon Mobil                                                   508
      8,400   Halliburton                                                   228

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                     Large Cap Core Equity Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

                                                                     Value
  Shares                                                             (000)
-----------                                                    ----------------
ENERGY (CONTINUED)
     11,890   Marathon Oil                                     $            379
      7,220   National Oilwell Varco *                                      311
     12,160   Nexen                                                         274
      4,540   Noble Energy                                                  299
     10,410   Noble                                                         395
      4,700   Range Resources                                               232
     11,072   Valero Energy                                                 215
      7,660   XTO Energy                                                    317
                                                               ----------------
                                                                          6,017
                                                               ----------------
FINANCIALS - 14.5%
      6,106   ACE                                                           327
      8,400   Aflac                                                         359
     10,200   Allstate                                                      312
      5,700   Annaly Capital Management +                                   103
     53,494   Bank of America (A)                                           905
      8,700   Bank of New York Mellon                                       252
      1,900   Boston Properties +                                           125
      4,700   Capital One Financial                                         168
      6,100   Chubb                                                         308
     73,310   Citigroup                                                     355
        285   CME Group, Cl A                                                88
      4,700   Equity Residential                                            144
      2,700   Goldman Sachs Group                                           498
     10,400   Host Hotels & Resorts +                                       122
     10,800   Hudson City Bancorp                                           142
      3,300   IntercontinentalExchange *(A)                                 321
     26,570   JPMorgan Chase                                              1,164
     31,800   Keycorp                                                       207
      5,817   Loews                                                         199
      6,670   MetLife                                                       254
     10,360   Morgan Stanley                                                320
      9,190   State Street                                                  483
      5,730   Travelers                                                     282
                                                               ----------------
                                                                          7,438
                                                               ----------------
HEALTH CARE - 14.1%
      9,107   Abbott Laboratories                                           451
     10,870   Aetna                                                         303
      4,567   Allergan                                                      259
      5,300   Amgen *                                                       319
      6,000   Baxter International                                          342
      6,338   Biogen Idec *(A)                                              320
     18,000   Bristol-Myers Squibb                                          405
      5,820   Celgene *(A)                                                  325
      5,900   Cephalon *(A)                                                 344
      5,800   Forest Laboratories *                                         171
      4,780   Genzyme *(A)                                                  271
      8,370   Gilead Sciences *                                             390

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                     Large Cap Core Equity Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

                                                                     Value
  Shares                                                             (000)
-----------                                                    ----------------
HEALTH CARE (CONTINUED)
     17,560   Johnson & Johnson                                $          1,069
      7,440   McKesson                                                      443
      2,900   Medco Health Solutions *(A)                                   160
      9,530   Medtronic                                                     351
     26,780   Pfizer (A)                                                    443
      7,000   Thermo Fisher Scientific *                                    306
     10,480   UnitedHealth Group                                            263
      6,500   Varian Medical Systems *                                      274
                                                               ----------------
                                                                          7,209
                                                               ----------------
INDUSTRIALS - 10.0%
      8,900   Boeing                                                        482
      7,820   Caterpillar (A)                                               401
      9,110   Deere (A)                                                     391
      9,200   Fluor                                                         468
     44,027   General Electric                                              723
      3,810   L-3 Communications Holdings, Cl 3                             306
      6,930   Norfolk Southern                                              299
      3,767   Parker Hannifin                                               195
      3,910   Precision Castparts                                           398
      7,550   Rockwell Collins                                              384
      7,900   Union Pacific                                                 461
     10,100   United Technologies                                           615
                                                               ----------------
                                                                          5,123
                                                               ----------------
INFORMATION TECHNOLOGY - 18.4%
      8,120   Adobe Systems *(A)                                            268
      6,370   Apple *                                                     1,181
      9,800   Broadcom, Cl A *(A)                                           301
     37,470   Cisco Systems *                                               882
      8,700   Cognizant Technology Solutions, Cl A *                        336
     16,460   Corning (A)                                                   252
     24,310   EMC *                                                         414
      5,500   Fiserv *(A)                                                   265
      1,700   Google, Cl A *                                                843
      7,400   Harris                                                        278
     17,680   Hewlett-Packard                                               835
     23,620   Intel                                                         462
     48,080   Microsoft                                                   1,245
     30,970   Oracle                                                        646
     14,770   Qualcomm                                                      664
     17,350   Symantec *                                                    286
     12,070   Xilinx (A)                                                    283
                                                               ----------------
                                                                          9,441
                                                               ----------------
MATERIALS - 3.0%
     12,000   Dow Chemical                                                  313
      7,220   Freeport-McMoRan Copper & Gold (A)                            495
      3,600   Monsanto                                                      279
      3,700   Mosaic                                                        178

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                     Large Cap Core Equity Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

                                                                     Value
  Shares                                                             (000)
-----------                                                    ----------------
MATERIALS (CONTINUED)
      4,900   PPG Industries                                   $            285
                                                               ----------------
                                                                          1,550
                                                               ----------------
TELECOMMUNICATION SERVICES - 4.3%
     31,810   AT&T                                                          859
     22,200   Comcast, Cl A (A)                                             375
     11,400   DIRECTV Group *(A)                                            314
      8,600   NII Holdings *(A)                                             258
     12,730   Verizon Communications                                        385
                                                               ----------------
                                                                          2,191
                                                               ----------------
UTILITIES - 2.7%
      6,300   Edison International                                          212
     27,500   El Paso                                                       284
      2,400   Entergy                                                       192
      3,990   Exelon                                                        198
      4,735   FPL Group                                                     261
      7,120   Questar                                                       267
                                                               ----------------
                                                                          1,414
                                                               ----------------
TOTAL COMMON STOCK (Cost $52,882)                                        50,117
                                                               ----------------
EXCHANGE TRADED FUND - 1.3%
      6,295   SPDR Trust, Ser 1 (A)                                         664
                                                               ----------------
TOTAL EXCHANGE TRADED FUND (Cost $809)                                      664
                                                               ----------------
CASH EQUIVALENTS (C) - 17.0%
  2,783,966   AIM Liquid Asset Fund, 0.273% (B)                           2,784
    229,204   Dreyfus Cash Management Fund, Institutional
                 Shares, 0.227%                                             229
    374,765   Dreyfus Institutional Cash Advantage Fund,
                 0.226% (B)                                                 375
    229,204   Fidelity Institutional Money Market Portfolio,
                 Institutional Shares, 0.414%                               229
  2,307,868   Fidelity Prime Money Market, Institutional
                 Shares, 0.273% (B)                                       2,308
    106,711   JP Morgan Prime Money Market Fund, 0.256% (B)                 107
  2,676,891   RBC Prime Money Market Fund, 0.362% (B)                     2,677
                                                               ----------------
TOTAL CASH EQUIVALENTS (Cost $8,709)                                      8,709
                                                               ----------------
TOTAL INVESTMENTS (Cost $62,400) ++ - (116.0%)                 $         59,490
                                                               ================
Percentages are based on Net Assets of $51,279 ($ Thousands).

SEPTEMBER 30, 2009                                    www.bishopstreetfunds.com

                     Large Cap Core Equity Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

*    NON-INCOME PRODUCING SECURITY.

+    REAL ESTATE INVESTMENT TRUST

(A) THIS SECURITY OR PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2009 WAS $8,048 ($ THOUSANDS).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF SEPTEMBER 30, 2009 WAS 8,251 ($ THOUSANDS).

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2009.

CL     CLASS
SER    SERIES
SPDR   STANDARD & POOR'S DEPOSITORY RECEIPTS

COST FIGURES ARE SHOWN IN THOUSANDS.

++ AT SEPTEMBER 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $63,610 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,937 ($ THOUSANDS) AND $(8,057) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-1300

SEPTEMBER 30, 2009                                    www.bishopstreetfunds.com

                       High Grade Income Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

    Face
   Amount                                                                Value
   (000)                                                                 (000)
-----------                                                           ----------
CORPORATE OBLIGATIONS - 70.8%
AEROSPACE & DEFENSE - 2.5%
              Boeing (C)
$       500   4.875%, 02/15/20                                        $      516
              Emerson Electric (C)
        500   5.250%, 10/15/18                                               542
              Rockwell Automation
        800   6.700%, 01/15/28                                               885
              United Technologies
      1,200   6.350%, 03/01/11                                             1,277
                                                                      ----------
                                                                           3,220
                                                                      ----------
AUTO FINANCE - 1.8%
              Capital One Financial
      1,000   7.375%, 05/23/14                                             1,116
              Toyota Motor Credit (C)
      1,200   5.450%, 05/18/11                                             1,255
                                                                      ----------
                                                                           2,371
                                                                      ----------
BANKS - 12.0%
              American Express Bank (C)
        600   5.500%, 04/16/13                                               633
              Australia & New Zealand Banking Group (A)
      1,500   0.572%, 06/18/12                                             1,487
              Bank of America MTN
      1,325   7.375%, 05/15/14                                             1,474
              Bank of America (A) (C)
      1,325   0.669%, 06/22/12                                             1,337
              Bank of Oklahoma (A)
        500   5.750%, 05/15/17                                               447
              Barclays Bank PLC
        500   5.200%, 07/10/14                                               528
      1,150   6.750%, 05/22/19                                             1,286
              BHP Billiton Finance
        950   5.250%, 12/15/15                                             1,026
              Citigroup
      1,500   6.500%, 08/19/13                                             1,576
              JPMorgan Chase
        750   5.125%, 09/15/14                                               782
      1,400   5.875%, 06/13/16                                             1,467
              Rio Tinto Finance USA
      1,700   9.000%, 05/01/19                                             2,087
              Wells Fargo Bank (A)
      1,600   0.650%, 05/16/16                                             1,382
                                                                      ----------
                                                                          15,512
                                                                      ----------

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                       High Grade Income Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

    Face
   Amount                                                                Value
   (000)                                                                 (000)
-----------                                                           ----------
CHEMICALS - 4.9%
              Dow Chemical
$       200   5.900%, 02/15/15                                        $      205
      1,950   8.550%, 05/15/19                                             2,192
              Monsanto (C)
      1,400   7.375%, 08/15/12                                             1,608
              Potash Corp of Saskatchewan (C)
      2,150   5.250%, 05/15/14                                             2,326
                                                                      ----------
                                                                           6,331
                                                                      ----------
COMPUTER HARDWARE - 6.3%
              Cisco Systems (C)
      1,500   5.500%, 02/22/16                                             1,652
              Dell (C)
        400   5.625%, 04/15/14                                               442
              Hewlett-Packard (C)
      1,375   4.500%, 03/01/13                                             1,468
              IBM (C)
      1,500   8.375%, 11/01/19                                             1,982
              Nokia
      1,250   5.375%, 05/15/19                                             1,331
              Oracle
      1,200   5.250%, 01/15/16                                             1,305
                                                                      ----------
                                                                           8,180
                                                                      ----------
CONSUMER DISCRETIONARY - 3.1%
              Costco Wholesale (C)
      1,100   5.500%, 03/15/17                                             1,203
              Home Depot
      1,400   5.875%, 12/16/36                                             1,358
              Wal-Mart Stores
      1,300   5.375%, 04/05/17                                             1,423
                                                                      ----------
                                                                           3,984
                                                                      ----------
FINANCIALS - 13.2%
              Bank of New York Mellon (C)
      1,325   4.300%, 05/15/14                                             1,403
              Bear Stearns LLC
      1,500   7.250%, 02/01/18                                             1,713
              Boeing Capital
      1,400   6.500%, 02/15/12                                             1,542
              BP Capital Markets PLC
        725   3.625%, 05/08/14                                               747
              Bunge Finance
      1,300   8.500%, 06/15/19                                             1,499
              General Electric Capital MTN (A)
      1,325   0.614%, 05/08/13                                             1,208
              General Electric Capital MTN, Ser A (C)
      2,050   5.450%, 01/15/13                                             2,160
              Goldman Sachs Group (C)
      1,300   7.500%, 02/15/19                                             1,487

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                       High Grade Income Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

    Face
   Amount                                                                Value
   (000)                                                                 (000)
-----------                                                           ----------
FINANCIALS - (CONTINUED)
              Jefferies Group (C)
$       675   6.250%, 01/15/36                                        $      540
              John Deere Capital (C)
        550   7.000%, 03/15/12                                               614
              Morgan Stanley MTN
      1,050   6.000%, 05/13/14                                             1,118
              Morgan Stanley (C)
      1,300   7.300%, 05/13/19                                             1,430
              State Street
        250   4.300%, 05/30/14                                               263
              WEA Finance LLC
      1,300   5.750%, 09/02/15                                             1,308
                                                                      ----------
                                                                          17,032
                                                                      ----------
HOUSEHOLD DURABLES - 1.1%
              Whirlpool MTN
      1,275   8.600%, 05/01/14                                             1,426
                                                                      ----------
HOUSEHOLD PRODUCTS - 1.4%
              Procter & Gamble
      1,300   8.000%, 10/26/29                                             1,735
                                                                      ----------
INDUSTRIALS - 0.5%
              Burlington Northern Santa Fe
        650   5.650%, 05/01/17                                               699
                                                                      ----------
MACHINERY - 1.2%
              Caterpillar (C)
      1,250   7.900%, 12/15/18                                             1,541
                                                                      ----------
MEDIA - 2.0%
              News America (C)
      1,000   6.650%, 11/15/37                                             1,042
              Walt Disney MTN
      1,300   6.200%, 06/20/14                                             1,479
                                                                      ----------
                                                                           2,521
                                                                      ----------
MOVIES & ENTERTAINMENT - 3.2%
              Comcast
      1,000   6.500%, 01/15/17                                             1,097
              Time Warner
      1,200   7.700%, 05/01/32                                             1,357
              Time Warner Cable (C)
      1,350   8.250%, 04/01/19                                             1,632
                                                                      ----------
                                                                           4,086
                                                                      ----------
OFFICE ELECTRONICS - 1.8%
              Xerox (C)
      2,000   8.250%, 05/15/14                                             2,273
                                                                      ----------

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                       High Grade Income Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

    Face
   Amount                                                                Value
   (000)                                                                 (000)
-----------                                                           ----------
OIL & GAS - EXPLORATION/PRODUCTION - 2.9%
              Anadarko Petroleum
$     1,250   7.200%, 03/15/29                                        $    1,290
              Devon Energy
      1,200   5.625%, 01/15/14                                             1,290
              Occidental Petroleum
      1,000   6.750%, 01/15/12                                             1,107
                                                                      ----------
                                                                           3,687
                                                                      ----------
OIL & GAS - INTEGRATED - 1.3%
              ConocoPhillips (C)
      1,500   4.750%, 10/15/12                                             1,613
                                                                      ----------
PHARMACEUTICALS - 3.8%
              Abbott Laboratories
      1,400   5.600%, 05/15/11                                             1,498
              Bristol-Myers Squibb (C)
        680   5.450%, 05/01/18                                               743
              Genentech
      1,300   4.750%, 07/15/15                                             1,403
              Merck (C)
      1,200   5.000%, 06/30/19                                             1,280
                                                                      ----------
                                                                           4,924
                                                                      ----------
RETAIL - FOOD - 1.2%
              McDonald's MTN (C)
      1,525   4.125%, 06/01/13                                             1,598
                                                                      ----------
SCHOOLS - 1.0%
              President and Fellows of Harvard College
      1,300   3.700%, 04/01/13                                             1,347
                                                                      ----------
STEEL & STEEL WORKS - 2.0%
              ArcelorMittal (C)
      1,050   9.850%, 06/01/19                                             1,242
              Nucor
      1,300   4.875%, 10/01/12                                             1,392
                                                                      ----------
                                                                           2,634
                                                                      ----------
TELECOMMUNICATIONS - 2.7%
              AT&T (C)
        500   5.800%, 02/15/19                                               535
              AT&T Wireless Services
      1,300   8.125%, 05/01/12                                             1,483
              Verizon Wireless Capital LLC / Cellco Partnership
      1,300   5.550%, 02/01/14                                             1,405
                                                                      ----------
                                                                           3,423
                                                                      ----------
TRANSPORTATION SERVICES - 0.9%
              Canadian Pacific Railway
      1,000   7.250%, 05/15/19                                             1,160
                                                                      ----------
TOTAL CORPORATE OBLIGATIONS (Cost $84,945)                                91,297
                                                                      ----------

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                       High Grade Income Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

    Face
   Amount                                                                Value
   (000)                                                                 (000)
-----------                                                           ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.2%
              FHLMC
$       875   8.250%, 06/01/16                                        $    1,068
      1,000   5.875%, 05/23/16                                             1,067
      1,100   5.000%, 01/30/14                                             1,207
      1,100   3.250%, 02/18/14                                             1,107
              FHLMC MTN
      1,000   5.000%, 10/27/14                                             1,104
      1,000   4.250%, 05/22/13                                             1,073
              FNMA
        500   5.750%, 05/11/22                                               513
      1,400   5.550%, 02/16/17                                             1,426
        700   5.000%, 03/02/15                                               769
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $8,902)                                                           9,334
                                                                      ----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 5.6%
              FHLMC REMIC, Ser 2844, Cl VB
        155   5.500%, 12/15/19                                               155
              FHLMC REMIC, Ser 3196, Cl CB
        511   5.250%, 08/15/11                                               513
              FHLMC REMIC, Ser R010, Cl AB
        750   5.500%, 12/15/19                                               783
              FNMA
        791   5.000%, 10/01/23                                               830
        490   3.500%, 08/01/10                                               499
              FNMA REMIC, Ser B1, Cl BE
        906   5.450%, 12/25/20                                               962
              FNMA, Ser 33, Cl AB
      1,949   3.750%, 03/25/33                                             1,984
              FNMA, Ser 84, Cl KA
        143   5.000%, 09/25/36                                               144
              GNMA, Ser 7, Cl PE
      1,276   5.500%, 11/16/31                                             1,332
                                                                      ----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $6,957)                                                           7,202
                                                                      ----------
MORTGAGE-BACKED OBLIGATIONS - 3.8%
              GSR Mortgage Loan Trust, Cl 3A2 (A)
      2,579   5.239%, 04/25/32                                             2,257
              Washington Mutual Mortgage Pass-Through Certificates,
              Cl 2A(A)
      1,549   2.720%, 07/25/42                                             1,443
              Washington Mutual MSC Mortgage Pass-Through
              Certificates, Cl 2A
      1,210   7.000%, 03/25/34                                             1,222
                                                                      ----------
TOTAL MORTGAGE-BACKED OBLIGATIONS
   (Cost $4,794)                                                           4,922
                                                                      ----------

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                       High Grade Income Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

    Face
   Amount
   (000)/                                                                Value
   Shares                                                                (000)
-----------                                                           ----------
U.S. TREASURY OBLIGATIONS - 3.5%
              U.S. Treasury Bond (C)
$     1,500   7.250%, 05/15/16                                        $    1,899
              U.S. Treasury Inflation-Protected Security
      1,700   2.125%, 01/15/19                                             1,790
              U.S. Treasury Note (C)
        800   3.125%, 05/15/19                                               787
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,169)                              4,476
                                                                      ----------
ASSET-BACKED SECURITIES - 5.8%
              Capital One Multi-Asset Execution Trust
      1,600   3.200%, 04/15/14                                             1,632
              Chase Issuance Trust, Cl A5 (A)
      2,000   1.043%, 06/15/12                                             2,007
              Citibank Credit Card Issuance Trust, Cl A3
      2,600   2.700%, 06/24/13                                             2,641
              Mercedes-Benz Auto Receivables, Cl A3
      1,250   1.670%, 01/15/14                                             1,250
                                                                      ----------
TOTAL ASSET-BACKED SECURITIES (Cost $7,446)                                7,530
                                                                      ----------
MUNICIPAL BONDS - 1.7%
MUNICIPAL - 1.7%
              Michigan Municipal Bond Authority, RB,
              Merrill Lynch Insured (A)
        500   5.671%, 09/01/48                                               500
              New Jersey State, Turnpike Authority, Ser B, RB,
              AMBAC Insured, Pre-Refunded @ 100 (B)
      1,250   4.252%, 01/01/15                                             1,266
              New Mexico Mortgage Finance Authority, RB, AMT,
              GNMA/FNMA/FHLMC Collateral
        455   4.200%, 07/01/28                                               451
                                                                      ----------
TOTAL MUNICIPAL BONDS (Cost $2,216)                                        2,217
                                                                      ----------
CASH EQUIVALENTS (E) - 26.7%
 10,216,034   AIM Liquid Asset Fund, 0.273% (D)                           10,216
  2,048,638   Dreyfus Cash Management Fund, Institutional
              Shares, 0.227%                                               2,049
  1,375,235   Dreyfus Institutional Cash Advantage Fund, 0.226% (D)        1,375
  2,048,638   Fidelity Institutional Money Market Portfolio,
              Institutional Shares, 0.414%                                 2,049
  8,468,945   Fidelity Prime Money Market, Institutional Shares,
              0.273% (D)                                                   8,469
    391,587   JP Morgan Prime Money Market Fund, 0.256% (D)                  391
  9,823,109   RBC Prime Money Market Fund, 0.362% (D)                      9,823
                                                                      ----------
TOTAL CASH EQUIVALENTS (Cost $34,372)                                     34,372
                                                                      ----------
TOTAL INVESTMENTS (Cost $153,801) + - (125.1%)                        $  161,350
                                                                      ==========

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                       High Grade Income Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

Percentages are based on Net Assets of $128,970 ($ Thousands).

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2009. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(B)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C) THIS SECURITY OR PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2009 WAS $29,677 ($ THOUSANDS).

(D) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF SEPTEMBER 30, 2009 WAS $30,274 ($ THOUSANDS).

(E)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2009.

AMBAC AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT   ALTERNATIVE MINIMUM TAX
CL    CLASS
FHLMC FEDERAL HOME LOAN MORTGAGE ASSOCIATION
FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC   LIMITED LIABILTY COMPANY
MTN   MEDIUM TERM NOTE
PLC   PUBLIC LIMITED COMPANY
RB    REVENUE BOND
REMIC REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   SERIES

COST FIGURES ARE SHOWN IN THOUSANDS.

+    AT SEPTEMBER  30, 2009,  THE TAX BASIS COST OF THE FUND'S  INVESTMENTS  WAS
     $153,801 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,928 ($ THOUSANDS) AND $(379) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-1300

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                     Hawaii Municipal Bond Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

   Face
  Amount                                                                                  Value
  (000)                                                                                   (000)
---------                                                                            ---------------
MUNICIPAL BONDS - 98.5%
ALASKA - 0.1%
            City of Anchorage Alaska, RB, National-RE Insured
$     200   5.000%, 05/01/37                                                         $           208
                                                                                     ---------------
ARIZONA - 1.0%
            Phoenix Civic Improvement, Senior Lein, Senior Ser A, RB
    1,435   5.000%, 07/01/21                                                                   1,619
                                                                                     ---------------
CALIFORNIA - 0.2%
            San Jose Evergreen Community College District, Ser B, GO, FSA Insured
    1,000   5.973%, 09/01/28                                                                     382
                                                                                     ---------------
GEORGIA - 0.6%
            Main Street, Natural Gas, Ser B, RB
    1,000   5.000%, 03/15/18                                                                   1,006
                                                                                     ---------------
HAWAII - 82.9%
            Hawaii County, Refunding & Improvement Project, Ser A, GO, National-RE
            FGIC Insured
      430   5.600%, 05/01/13                                                                     488
            Hawaii County, Ser A, GO, AMBAC Insured
    1,000   5.000%, 07/15/15                                                                   1,142
            Hawaii County, Ser A, GO, FSA Insured
      125   5.000%, 07/15/21                                                                     134
    1,500   5.000%, 07/15/23                                                                   1,590
            Hawaii County, Ser A, GO, National-RE Insured
      505   5.000%, 07/15/21                                                                     565
    1,000   5.000%, 07/15/22                                                                   1,109
            Hawaii County, Ser A, GO, National-RE Insured
    1,055   5.250%, 07/15/18                                                                   1,156
    1,000   5.000%, 07/15/24                                                                   1,065
            Hawaii State, Airport System, RB, AMT, National-RE FGIC Insured
    1,000   5.750%, 07/01/15                                                                   1,025
      280   5.250%, 07/01/21                                                                     281
            Hawaii State, Airport System, Second Ser, RB, AMT, ETM
       40   6.900%, 07/01/12                                                                      42
            Hawaii State, Airport System, Ser B, RB, AMT, National-RE FGIC Insured
    1,500   6.625%, 07/01/18                                                                   1,531
      500   6.000%, 07/01/19                                                                     506
            Hawaii State, Department of Budget & Finance, Chaminade University,
            RB, Radian Insured
    1,000   4.750%, 01/01/36                                                                     796

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                     Hawaii Municipal Bond Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

   Face
  Amount                                                                                  Value
  (000)                                                                                   (000)
---------                                                                            ---------------
HAWAII -- (CONTINUED)
            Hawaii State, Department of Budget & Finance, Electric Company &
            Subsidiary Project, Ser A, RB, AMT, FGIC Insured
$     750   4.800%, 01/01/25                                                         $           713
            Hawaii State, Department of Budget & Finance, Electric Company &
            Subsidiary Project, Ser B, RB, AMT, XLCA Insured
    1,025   5.000%, 12/01/22                                                                   1,011
            Hawaii State, Department of Budget & Finance, Hawaiian Electric,
            Ser A, RB, AMT, AMBAC Insured
      675   5.100%, 09/01/32                                                                     640
            Hawaii State, Department of Budget & Finance, Hawaiian Electric,
            Ser A, RB, AMT, FGIC Insured
    1,000   4.650%, 03/01/37                                                                     863
            Hawaii State, Department of Budget & Finance, Hawaiian Electric,
            Ser A, RB, AMT, National-RE Insured
    2,000   5.650%, 10/01/27                                                                   2,022
            Hawaii State, Department of Budget & Finance, Hawaiian Electric,
            Ser C, RB, AMT, AMBAC Insured
    1,000   6.200%, 11/01/29                                                                   1,013
            Hawaii State, Department of Budget & Finance, Mid Pacific Institute,
            RB, Radian Insured
    1,000   5.000%, 01/01/26                                                                     899
    1,000   4.625%, 01/01/31                                                                     819
            Hawaii State, Department of Hawaiian Home Lands, Kapolei Office
            Facilities, Ser A, COP, FSA Insured
    2,000   5.000%, 11/01/31                                                                   2,107
            Hawaii State, Harbor System, Ser A, RB, AMT, FSA Insured
    2,025   5.750%, 07/01/17                                                                   2,076
      770   5.750%, 07/01/29                                                                     784
    1,210   5.700%, 07/01/16                                                                   1,241
    1,000   5.600%, 07/01/15                                                                   1,027
            Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
      200   5.500%, 07/01/19                                                                     211
            Hawaii State, Harbor System, Ser B, RB, AMT, FSA Insured
    1,000   5.000%, 01/01/13                                                                   1,077
            Hawaii State, Highway, RB, FSA Insured
    2,000   5.000%, 07/01/12                                                                   2,200
            Hawaii State, Highway, Ser A, RB, FSA Insured
    1,725   5.000%, 07/01/21                                                                   1,869
    1,565   5.000%, 07/01/22                                                                   1,690
    1,805   5.000%, 07/01/23                                                                   1,941
            Hawaii State, Highway, Ser B, RB, FSA Insured
    2,300   5.000%, 07/01/16                                                                   2,565

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                     Hawaii Municipal Bond Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

   Face
  Amount                                                                                  Value
  (000)                                                                                   (000)
---------                                                                            ---------------
HAWAII - (CONTINUED)
            Hawaii State, Housing Finance & Development, Ser A, RB, AMT,
            FNMA Collateral
$   2,500   5.350%, 07/01/18                                                         $         2,514
            Hawaii State, Housing Finance & Development, Ser B, RB, FSA Insured
    2,000   6.500%, 07/01/33                                                                   2,208
            Hawaii State, Housing Finance & Development, Single-Family Housing,
            Ser A, RB, AMT, FNMA Collateral
      620   5.400%, 07/01/30                                                                     622
            Hawaii State, Housing Finance & Development, Single-Family Housing,
            Ser B, RB, FNMA Collateral
    1,000   5.450%, 07/01/17                                                                   1,002
            Hawaii State, Kapolei Office Building, Ser A, COP, AMBAC Insured
    1,475   5.250%, 05/01/13                                                                   1,486
    1,000   5.000%, 05/01/17                                                                   1,003
            Hawaii State, No. 1 Capitol District State Office, COP, National-RE
            Insured
    1,000   5.200%, 05/01/14                                                                   1,017
            Hawaii State, RB
      300   5.500%, 07/01/18                                                                     361
      500   5.500%, 01/01/25                                                                     591
            Hawaii State, Ser CL, GO, FGIC-TCRS Insured
    1,000   6.000%, 03/01/11                                                                   1,073
            Hawaii State, Ser CM, GO, FSA FGIC Insured
    1,000   6.500%, 12/01/14                                                                   1,227
            Hawaii State, Ser CU, GO, National-RE Insured, Pre-Refunded @ 100 (B)
       25   5.750%, 10/01/10                                                                      26
            Hawaii State, Ser CV, GO, National-RE FGIC Insured
      475   5.375%, 08/01/18                                                                     506
    1,620   5.375%, 08/01/19                                                                   1,726
            Hawaii State, Ser CX, GO, FSA Insured
    1,000   5.500%, 02/01/16                                                                   1,082
    1,000   5.500%, 02/01/21                                                                   1,073
            Hawaii State, Ser CZ, GO, FSA Insured
      225   5.250%, 07/01/16                                                                     245
            Hawaii State, Ser DA, GO, National-RE Insured
      850   5.250%, 09/01/23                                                                     936
            Hawaii State, Ser DB, GO, National-RE Insured
      200   5.250%, 09/01/15                                                                     227
            Hawaii State, Ser DD, GO, National-RE Insured
    1,500   5.250%, 05/01/15                                                                   1,705
    1,000   5.000%, 05/01/16                                                                   1,113
            Hawaii State, Ser DF, GO, AMBAC Insured
    1,250   5.000%, 07/01/18                                                                   1,398
    1,250   5.000%, 07/01/21                                                                   1,391
       90   5.000%, 07/01/22                                                                      99

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                     Hawaii Municipal Bond Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

   Face
  Amount                                                                                  Value
  (000)                                                                                   (000)
---------                                                                            ---------------
HAWAII - (CONTINUED)
            Hawaii State, Ser DJ, GO, AMBAC Insured
$     500   5.000%, 04/01/13                                                         $           561
      300   5.000%, 04/01/15                                                                     346
      300   5.000%, 04/01/18                                                                     346
    1,000   5.000%, 04/01/19                                                                   1,144
            Hawaii State, Ser DK, GO
      500   5.000%, 05/01/20                                                                     575
      350   5.000%, 05/01/24                                                                     393
      225   5.000%, 05/01/25                                                                     251
            Hawaii State, Ser DN, GO
    1,000   5.500%, 08/01/26                                                                   1,152
            Hawaii State, Ser DO, GO
    1,000   5.000%, 08/01/16                                                                   1,168
            Hawaii State, Ser DQ, GO
      500   5.000%, 06/01/27                                                                     557
    1,100   5.000%, 06/01/28                                                                   1,218
            Honolulu City & County, 1st Board Resolution, Senior Ser C, RB,
            National-RE Insured
      250   5.000%, 07/01/31                                                                     264
            Honolulu City & County, 2nd Board Resolution, Junior Ser A 1, RB,
            National-RE Insured
      815   5.000%, 07/01/22                                                                     877
      630   5.000%, 07/01/23                                                                     675
            Honolulu City & County, 2nd Board Resoluton, Junior Ser B 1, RB,
            National-RE Insured
      865   5.000%, 07/01/23                                                                     927
            Honolulu City & County, Board of Water Supply, Ser A, RB, FGIC
            Insured, Pre-Refunded @ 100 (B)
    3,300   4.750%, 07/01/14                                                                   3,779
            Honolulu City & County, Board of Water Supply, Ser A, RB,
            National-RE FGIC Insured
    2,000   5.000%, 07/01/33                                                                   2,086
            Honolulu City & County, Board of Water Supply, Ser B, RB, AMT,
            National-RE Insured
    1,000   5.250%, 07/01/20                                                                     994
    1,000   5.250%, 07/01/21                                                                     992
      325   5.000%, 07/01/15                                                                     331
            Honolulu City & County, GO, ETM, FGIC Insured
    1,000   6.000%, 12/01/12                                                                   1,154
            Honolulu City & County, Ser A, GO, National-RE Insured
      625   5.250%, 03/01/17                                                                     692
      500   5.250%, 03/01/28                                                                     538
    2,800   5.000%, 07/01/21                                                                   3,147
    2,680   5.000%, 07/01/26                                                                   2,941
            Honolulu City & County, Ser B, GO, National-RE Insured
    1,500   5.000%, 07/01/16                                                                   1,717
            Honolulu City & County, Ser C, GO, National-RE Insured
      600   5.000%, 07/01/16                                                                     687

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                     Hawaii Municipal Bond Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

   Face
  Amount                                                                                  Value
  (000)                                                                                   (000)
---------                                                                            ---------------
HAWAII - (CONTINUED)
            Honolulu City & County, Ser D, GO, National-RE Insured
$     885   5.000%, 07/01/19                                                         $           995
    1,700   5.000%, 07/01/23                                                                   1,892
            Honolulu City & County, Ser E, GO, National-RE FGIC Insured
    1,500   5.250%, 07/01/20                                                                   1,714
            Honolulu City & County, Ser F, GO, FSA FGIC Insured
      820   5.000%, 07/01/24                                                                     909
            Honolulu City & County, Waipahu Towers Project, Ser A, RB, AMT,
            GNMA Collateral
      195   6.900%, 06/20/35                                                                     196
            Honolulu Hawaii City & County, Senior Ser A, RB
    1,300   4.000%, 07/01/25                                                                   1,331
            Honolulu Hawaii City & County, Senior Ser A, RB, National-RE Insured
      500   5.000%, 07/01/20                                                                     554
            Honolulu Hawaii City & County, Ser A, GO
      200   5.250%, 04/01/31                                                                     220
      465   5.000%, 04/01/27                                                                     518
    1,000   5.000%, 04/01/33                                                                   1,075
            Honolulu Hawaii City & County, Ser A, GO, FSA Insured
    1,070   5.000%, 07/01/23                                                                   1,213
      275   5.000%, 07/01/24                                                                     310
            Honolulu Hawaii City & County, Ser A, GO, National-RE Insured
      725   5.250%, 03/01/18                                                                     796
    1,000   5.250%, 03/01/20                                                                   1,100
    1,500   5.250%, 03/01/24                                                                   1,628
    1,500   5.000%, 07/01/23                                                                   1,670
      550   5.000%, 07/01/25                                                                     606
      540   5.000%, 07/01/26                                                                     590
    1,000   5.000%, 07/01/27                                                                   1,093
            Honolulu Hawaii City & County, Ser A, RB, FSA Insured
    1,000   5.000%, 07/01/23                                                                   1,110
    1,900   5.000%, 07/01/27                                                                   2,065
            Honolulu Hawaii City & County, Ser B, GO, National-RE Insured
    2,000   5.000%, 07/01/15                                                                   2,268
    4,950   5.000%, 07/01/17                                                                   5,575
            Kauai County, Ser A, GO, National-RE Insured
    1,610   5.000%, 08/01/21                                                                   1,742
    1,440   5.000%, 08/01/23                                                                   1,542
            Kauai County, Ser A, GO, National-RE Insured
    1,500   5.000%, 08/01/25                                                                   1,541
            Maui County, GO, National-RE Insured
      100   5.000%, 03/01/17                                                                     111
    1,100   5.000%, 03/01/24                                                                   1,192

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                     Hawaii Municipal Bond Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

   Face
  Amount                                                                                  Value
  (000)                                                                                   (000)
---------                                                                            ---------------
HAWAII - (CONTINUED)
            Maui County, Hawaii, Ser A, GO, National-RE Insured
$   1,000   5.000%, 07/01/19                                                         $         1,131
            Maui County, Ser A, GO, FSA Insured
    1,000   3.500%, 07/01/16                                                                   1,066
            Maui County, Ser A, GO, National-RE Insured
    1,000   4.750%, 07/01/25                                                                   1,065
            Maui County, Ser B, GO, National-RE Insured
      500   5.000%, 07/01/16                                                                     579
      500   5.000%, 09/01/17                                                                     549
            University of Hawaii, Ser A, RB
      500   5.000%, 10/01/14                                                                     562
            University of Hawaii, Ser A, RB, AGC-ICC MBIA Insured
    1,400   5.000%, 10/01/23                                                                   1,545
            University of Hawaii, Ser A, RB, FGIC Insured, Pre-Refunded @ 100 (B)
    1,605   5.500%, 07/15/12                                                                   1,801
      500   5.125%, 07/15/12                                                                     556
            University of Hawaii, Ser A, RB, National-RE Insured
      150   5.000%, 07/15/19                                                                     165
      975   5.000%, 07/15/21                                                                   1,066
      150   5.000%, 07/15/22                                                                     163
    1,300   3.500%, 07/15/27                                                                   1,194
            University of Hawaii, Ser B, RB, FSA Insured
      320   5.250%, 10/01/16                                                                     337
      775   5.250%, 10/01/17                                                                     813
                                                                                     ---------------
                                                                                             140,489
                                                                                     ---------------
ILLINOIS - 1.0%
            Chicago O'Hare International Airport, General Airport, Ser E, RB,
            CIFG Insured
    1,550   5.250%, 01/01/22                                                                   1,621
                                                                                     ---------------
INDIANA - 1.3%
            Indiana Finance Authority, Highway Revenue, Ser A, RB, National-RE
            FGIC Insured
    1,200   4.500%, 06/01/27                                                                   1,232
            Wayne Township School Building, RB, National-RE FGIC Insured
    1,000   3.500%, 07/15/24                                                                     907
                                                                                     ---------------
                                                                                               2,139
                                                                                     ---------------
NEVADA - 0.8%
            Las Vegas New Convention & Visitors Authority, RB, AMBAC Insured
    1,055   5.000%, 07/01/28                                                                   1,110
            Nevada State, Ser F, GO, FSA Insured
      250   5.000%, 12/01/24                                                                     268
                                                                                     ---------------
                                                                                               1,378
                                                                                     ---------------

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                     Hawaii Municipal Bond Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

   Face
  Amount                                                                                  Value
  (000)                                                                                   (000)
---------                                                                            ---------------
NEW MEXICO - 0.6%
            New Mexico Mortgage Finance Authority, RB, AMT, GNMA/FNMA/FHLMC
            Collateral
$   1,005   4.200%, 07/01/28                                                         $           997
                                                                                     ---------------
NORTH CAROLINA - 0.8%
            Mecklenburg County, Public Facilities, RB
    1,300   5.000%, 03/01/27                                                                   1,438
                                                                                     ---------------
OKLAHOMA - 2.3%
            Durant Community Facilities Authority, GO, XLCA Insured
    1,730   5.750%, 11/01/24                                                                   1,884
            Tulsa Industrial Authority, University of Tulsa, RB
    2,000   5.000%, 10/01/37                                                                   1,933
                                                                                     ---------------
                                                                                               3,817
                                                                                     ---------------
OREGON - 0.6%
            Oregon State, Ser C, GO
    1,000   4.100%, 08/01/28                                                                   1,013
                                                                                     ---------------
PUERTO RICO - 1.3%
            Commonwealth of Puerto Rico, GO, National-RE Insured
    1,500   6.000%, 07/01/15                                                                   1,678
            Commonwealth of Puerto Rico, Public Improvement, GO, FSA Insured,
            Pre-Refunded @ 100 (B)
       55   5.000%, 07/01/11                                                                      59
            Puerto Rico, Electric Power Authority, Ser HH, RB, FSA Insured,
            Pre-Refunded @ 101 (B)
      500   5.250%, 07/01/10                                                                     523
                                                                                     ---------------
                                                                                               2,260
                                                                                     ---------------
SOUTH CAROLINA - 1.3%
            College of Charleston, Ser D, RB, XLCA Insured
      765   4.500%, 04/01/37                                                                     752
            Sumter South Carolina, Waterworks & Sewer Improvement Systems, RB,
            XLCA Insured
      500   5.000%, 12/01/21                                                                     548
      840   5.000%, 12/01/24                                                                     906
                                                                                     ---------------
                                                                                               2,206
                                                                                     ---------------
TEXAS - 3.4%
            Alamo Community College District, GO, National-RE FGIC Insured
    1,000   4.500%, 08/15/26                                                                   1,040
            City of El Paso Texas, GO
      500   4.000%, 08/15/16                                                                     545
            City of Fort Worth Texas, RB
    1,000   4.300%, 02/15/35                                                                     983
            North Texas Tollway Authority, RB, Assured Guarantee Insured (A)
    5,000   5.503%, 01/01/30                                                                   1,600

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                     Hawaii Municipal Bond Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

   Face
  Amount                                                                                  Value
  (000)                                                                                   (000)
---------                                                                            ---------------
TEXAS - (CONTINUED)
            University of Texas, Permanent University Fund, Ser B, RB
$   1,600   4.500%, 07/01/33                                                         $         1,631
                                                                                     ---------------
                                                                                               5,799
                                                                                     ---------------
WASHINGTON - 0.3%
            Washington State, Ser F, GO, AMBAC Insured (A)
    1,000   4.670%, 12/01/25                                                                     512
                                                                                     ---------------
TOTAL MUNICIPAL BONDS (Cost $161,216)                                                        166,884
                                                                                     ---------------
CASH EQUIVALENTS (C) - 0.2%
  206,505   Dreyfus Cash Management Fund, Institutional Shares, 0.470%                           207
  206,505   Fidelity Institutional Tax-Exempt Portfolio, Institutional
            Shares, 0.203%                                                                       206
                                                                                     ---------------
TOTAL CASH EQUIVALENTS (Cost $413)                                                               413
                                                                                     ---------------
TOTAL INVESTMENTS (Cost $161,629) + - (98.7%)                                        $       167,297
                                                                                     ===============

Percentages are based on Net Assets of $169,435 ($ Thousands).

(A) ZERO COUPON SECURITY - THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2009.

AGC   AMERICAL GUARANTEE CORPORATION
AMBAC AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT   ALTERNATIVE MINIMUM TAX
CIFG  CIFG ASSURANCE NORTH AMERICA, INC.
COP   CERTIFICATE OF PARTICIPATION
ETM   ESCROWED TO MATURITY
FGIC  FINANCIAL GUARANTEE INSURANCE CORPORATION
FHLMC FEDERAL HOME LOAN MORTGAGE ASSOCIATION
FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA   FINANCIAL SECURITY ASSURANCE
GNMA  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    GENERAL OBLIGATION
MBIA  MUNICIPAL BOND INVESTORS ASSURANCE
RB    REVENUE BOND
SER   SERIES
TCRS  TAX CREDIT RETURN SUMMARY
XLCA  XL CAPITAL

Cost figures are shown in Thousands.

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                     Hawaii Municipal Bond Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

+ AT SEPTEMBER 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $161,631 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,805 ($ THOUSANDS) AND $(1,139) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-1300

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                    Government Money Market Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

   Face
  Amount                                                           Value
   (000)                                                           (000)
---------                                                        --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 82.3%
            FFCB
$   4,500   0.266%, 12/27/10                                     $  4,499
            FHLB
    2,500   0.316%, 11/12/09                                        2,499
    7,000   0.200%, 10/09/09                                        7,000
    2,000   0.200%, 10/23/09                                        2,000
    7,000   0.190%, 10/02/09                                        7,000
    4,140   0.190%, 10/16/09                                        4,140
    5,000   0.190%, 10/21/09                                        4,999
    1,800   0.180%, 01/11/10                                        1,799
    1,300   0.170%, 12/15/09                                        1,299
    5,000   0.140%, 12/08/09                                        4,999
            FHLMC
   15,000   0.381%, 10/05/09                                       14,999
    4,600   0.270%, 12/07/09                                        4,598
    5,000   0.270%, 02/16/10                                        4,995
    2,000   0.245%, 03/15/10                                        1,998
    9,000   0.210%, 10/13/09                                        8,999
    1,100   0.170%, 01/26/10                                        1,099
    5,400   0.170%, 02/23/10                                        5,396
    4,816   0.168%, 01/27/10                                        4,813
    4,600   0.160%, 01/21/10                                        4,598
    3,443   0.150%, 11/02/09                                        3,443
    3,000   0.150%, 01/06/10                                        2,999
            FHLMC MTN
    5,000   0.681%, 10/30/09                                        5,003
            FNMA
    9,400   0.220%, 10/26/09                                        9,399
   13,900   0.180%, 10/14/09                                       13,899
    2,948   0.180%, 02/24/10                                        2,946
    5,000   0.175%, 10/05/09                                        5,000
                                                                 --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $134,418)                                                134,418
                                                                 --------
U.S. TREASURY OBLIGATIONS (A) - 11.0%
            U.S. Government Cash Management Bills
    4,000   0.277%, 06/10/10                                        3,992
            U.S. Treasury Bills
    8,000   0.165%, 10/08/09                                        8,000
    4,000   0.450%, 11/19/09                                        3,996
    2,000   0.678%, 12/17/09                                        1,997
                                                                 --------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,985)                     17,985
                                                                 --------

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

                    Government Money Market Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2009

                                                                   Value
 Shares                                                            (000)
---------                                                        --------
CASH EQUIVALENTS (B) - 6.7%
3,597,762   AIM STIT-Government & Agency Portfolio, 0.050%       $  3,598
3,706,785   Dreyfus Government Cash Management Fund,
            Institutional Shares, 0.040%                            3,707
3,597,762   Fidelity Institutional Money Market Funds,
            Institutional Shares, 0.150%                            3,597
                                                                 --------
TOTAL CASH EQUIVALENTS (Cost $10,902)                              10,902
                                                                 --------
TOTAL INVESTMENTS (Cost $163,305) + - (100.0%)                   $163,305
                                                                 ========

PERCENTAGES ARE BASED ON NET ASSETS OF $163,262 ($ THOUSANDS).

(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2009.

FFCB    FEDERAL FARM CREDIT BANK
FHLB    FEDERAL HOME LOAN BANK
FHLMC   FEDERAL HOME LOAN MORTGAGE ASSOCIATION
FNMA    FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN     MEDIUM TERM NOTE

COST FIGURES ARE SHOWN IN THOUSANDS.

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-1300

SEPTEMBER 30, 2009                                     www.bishopstreetfunds.com

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments ($ Thousands):

INVESTMENTS IN SECURITIES                        LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
-------------------------                        -------   --------   -------   --------
STRATEGIC GROWTH FUND
   Common Stock                                  $61,582   $     --     $--     $ 61,582
   Cash Equivalents                                  558         --      --          558
                                                 -------   --------     ---     --------
      Total Investments                          $62,140   $     --     $--     $ 62,140
                                                 =======   ========     ===     ========
LARGE CAP CORE EQUITY FUND
   Common Stock                                  $50,117   $     --     $--     $ 50,117
   Exchange Traded Fund                              664         --      --          664
   Cash Equivalents                                8,709         --      --        8,709
                                                 -------   --------     ---     --------
      Total Investments                          $59,490   $     --     $--     $ 59,490
                                                 =======   ========     ===     ========
HIGH GRADE INCOME FUND
   Corporate Obligations                         $    --   $ 91,297     $--     $ 91,297
   U.S. Government Agency Obligations                 --      9,334      --        9,334
   U.S. Government Mortgage-Backed Obligations        --      7,202      --        7,202
   Mortgage-Backed Obligations                        --      4,922      --        4,922
   U.S Treasury Obligations                           --      4,476                4,476
   Asset-Backed Securities                            --      7,530      --        7,530
   Municipal Bonds                                    --      2,217      --        2,217
   Cash Equivalents                               34,372         --      --       34,372
                                                 -------   --------     ---     --------
      Total Investments                          $34,372   $126,978     $--     $161,350
                                                 =======   ========     ===     ========
HAWAII MUNICIPAL BOND FUND
   Municipal Bonds                               $    --   $166,884     $--     $166,884
   Cash Equivalents                                  413         --      --          413
                                                 -------   --------     ---     --------
      Total Investments                          $   413   $166,884     $--     $167,297
                                                 =======   ========     ===     ========
GOVERNMENT MONEY MARKET FUND
   U.S. Government Agency Obligations            $    --   $134,418     $--     $134,418
   U.S Treasury Obligations                           --     17,985      --       17,985
   Cash Equivalents                               10,902         --      --       10,902
                                                 -------   --------     ---     --------
      Total Investments                          $10,902   $152,403     $--     $163,305
                                                 =======   ========     ===     ========

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Bishop Street Funds


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: November 24, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: November 24, 2009

* Print the name and title of each signing officer under his or her signature.